ORGANIZATION AND BASIS OF PRESENTATION - Liquidity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
ORGANIZATION AND BASIS OF PRESENTATION
Accumulated deficit	$ 185,258	$ 107,647
Net loss	77,611	36,144	$ 31,632
Cash and cash equivalents	352,932	$ 31,677
Investments	139,490
Working capital	$ 484,390